Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	June 30, 2020	December 31, 2019
Electronic equipment	$24,256	$24,611
Office furniture and equipment	10,735	10,893
Total property and equipment	34,991	35,504

Less: accumulated depreciation	(13,848)	(9,119)

Total property and equipment, net	$21,143	$26,385